Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0002025968
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Aug. 24, 2026
BNY Mellon Small Cap ETF | BNY Mellon Small Cap ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSML